Provisions - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions
Provisions	$ 10,604	$ 9,104	$ 6,800	$ 9,104	$ 6,800	$ 6,730
Additions charged (credited) to net income:
Adjustments on initial adoption of IFRS 9						(32)
Provisions, as restated				9,104	6,800	6,698
Interest expense and similar charges	442	415	359
Personnel expenses - Defined Benefit Plan	273	147	157
Personnel expenses - Defined Contribution Plan	488	410	373
Other	256	257	129
Actuarial (gains)/losses recognized in the year in other comprehensive income	995	1,673	(260)
Period provisions	723	581	433
Contributions from the employer		118	246
Payments to pensioners and pre-retirees with a charge to internal provisions	(881)	(348)	(234)
Other payments	(246)		(284)
Payments to Defined Contribution Plan	(475)	(947)	(347)
Recognition of defined benefit obligations from acquisition of Santander Tecnologia Mexico			95
Transfer, exchange differences and other changes	(75)	(2)	(565)
Balances at end of year	10,604	9,104	6,800
Provision for pensions and similar obligations
Provisions
Provisions	7,433	6,406	4,370	6,406	4,370	3,860
Additions charged (credited) to net income:
Provisions, as restated				6,406	4,370	3,860
Interest expense and similar charges	442	415	359
Personnel expenses - Defined Benefit Plan	273	147	157
Personnel expenses - Defined Contribution Plan	488	410	373
Other	256	257	129
Actuarial (gains)/losses recognized in the year in other comprehensive income	995	1,673	(260)
Contributions from the employer		118	246
Payments to pensioners and pre-retirees with a charge to internal provisions	(881)	(348)	(234)
Payments to Defined Contribution Plan	(475)	(636)	(347)
Recognition of defined benefit obligations from acquisition of Santander Tecnologia Mexico			95
Transfer, exchange differences and other changes	(71)		(8)
Balances at end of year	7,433	6,406	4,370
Provision for taxes and legal matters
Provisions
Provisions	1,898	1,558	1,516	1,558	1,516	1,072
Additions charged (credited) to net income:
Provisions, as restated				1,558	1,516	1,072
Period provisions	586	353	576
Other payments	(246)		(284)
Payments to Defined Contribution Plan		(311)
Transfer, exchange differences and other changes			152
Balances at end of year	1,898	1,558	1,516
Other tax issues, Derivative transactions
Additions charged (credited) to net income:
Other payments	(1)	(3)	(1)
Provisions for off-balance sheet risk
Provisions
Provisions	1,232	1,075	852	1,075	852	1,032
Additions charged (credited) to net income:
Adjustments on initial adoption of IFRS 9						(32)
Provisions, as restated				1,075	852	1,000
Period provisions	157	223	(148)
Balances at end of year	1,232	1,075	852
Other provisions
Provisions
Provisions	41	65	62	65	62	766
Additions charged (credited) to net income:
Provisions, as restated				$ 65	$ 62	$ 766
Period provisions	(20)	5	5
Transfer, exchange differences and other changes	(4)	(2)	(709)
Balances at end of year	$ 41	$ 65	$ 62